T. ROWE PRICE DIVIDEND GROWTH FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 94.8%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 1.3%
AT&T	4,361,087	165,024
		165,024
Entertainment 1.8%
Fox, Class A	1,169,306	36,874
Walt Disney	1,435,446	187,067
		223,941
Media 1.5%
Comcast, Class A	3,836,408	172,945
Omnicom Group (1)	276,856	21,678
		194,623
Total Communication Services		583,588
CONSUMER DISCRETIONARY 7.7%
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings	832,748	77,537
Marriott International, Class A	673,839	83,805
McDonald's	512,088	109,950
MGM Resorts International	2,524,258	69,973
Yum! Brands	812,326	92,142
		433,407
Multiline Retail 1.5%
Dollar General	1,195,360	189,991
		189,991
Specialty Retail 2.4%
Home Depot	593,288	137,655
Ross Stores	1,198,030	131,604
Tractor Supply	429,936	38,883
		308,142

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	577,698	54,257
		54,257
Total Consumer Discretionary		985,797
CONSUMER STAPLES 7.1%
Beverages 3.1%
Coca-Cola	1,987,696	108,210
Diageo (GBP)	1,382,481	56,475
Keurig Dr Pepper (1)	1,262,916	34,503
PepsiCo	1,416,128	194,151
		393,339
Food & Staples Retailing 0.4%
Costco Wholesale	172,444	49,683
		49,683
Food Products 2.3%
McCormick	307,092	47,998
Mondelez International, Class A	2,737,671	151,448
Nestle (CHF)	699,521	75,866
Tyson Foods, Class A	240,676	20,732
		296,044
Household Products 0.6%
Colgate-Palmolive	250,167	18,390
Kimberly-Clark	445,570	63,293
		81,683
Tobacco 0.7%
Philip Morris International	1,152,387	87,501
		87,501
Total Consumer Staples		908,250
ENERGY 3.0%
Energy Equipment & Services 0.2%
Schlumberger	639,076	21,837
		21,837

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Oil, Gas & Consumable Fuels 2.8%
EOG Resources	684,306	50,789
Occidental Petroleum	1,606,500	71,441
TC Energy	2,064,376	106,914
TOTAL (EUR) (1)	2,424,348	126,229
		355,373
Total Energy		377,210
FINANCIALS 14.9%

Banks 5.8%
JPMorgan Chase	3,179,192	374,159
U. S. Bancorp	2,905,526	160,792
Wells Fargo	4,059,514	204,762
		739,713
Capital Markets 3.0%
Charles Schwab	527,242	22,054
CME Group	375,478	79,353
Morgan Stanley	1,335,980	57,006
S&P Global	312,232	76,491
State Street	1,013,796	60,007
TD Ameritrade Holding	1,696,737	79,238
		374,149
Consumer Finance 0.4%
American Express	421,482	49,853
		49,853
Insurance 5.7%
American International Group	1,440,596	80,241
Aon	671,228	129,930
Chubb	1,153,792	186,268
Marsh & McLennan	1,695,806	169,665
Progressive	984,264	76,035
Willis Towers Watson	456,254	88,043
		730,182
Total Financials		1,893,897

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 15.8%
Health Care Equipment & Supplies 6.4%
Becton Dickinson & Company	911,796	230,648
Danaher	1,967,346	284,144
Medtronic	1,251,020	135,886
Stryker	768,486	166,223
		816,901
Health Care Providers & Services 2.6%
Cigna	402,484	61,093
CVS Health	1,261,658	79,573
UnitedHealth Group	907,134	197,138
		337,804
Life Sciences Tools & Services 2.7%
Agilent Technologies	1,469,040	112,572
Thermo Fisher Scientific	775,520	225,886
		338,458
Pharmaceuticals 4.1%
Johnson & Johnson	994,546	128,674
Merck	720,900	60,686
Pfizer	5,474,200	196,688
Zoetis	1,065,398	132,738
		518,786
Total Health Care		2,011,949
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 2.3%
Boeing	431,860	164,310
Northrop Grumman	345,994	129,675
		293,985
Air Freight & Logistics 0.8%
United Parcel Service, Class B	858,620	102,880
		102,880

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Airlines 0.3%
Alaska Air Group	572,000	37,128
		37,128
Commercial Services & Supplies 1.0%
Waste Connections	1,405,321	129,289
		129,289
Industrial Conglomerates 3.6%
General Electric	10,588,464	94,661
Honeywell International	1,051,488	177,912
Roper Technologies	528,616	188,504
		461,077
Machinery 2.4%
Fortive	1,305,668	89,517
Illinois Tool Works	657,420	102,880
PACCAR	713,758	49,970
Stanley Black & Decker	405,216	58,517
		300,884
Professional Services 0.5%
Equifax	490,410	68,986
		68,986
Road & Rail 1.6%
JB Hunt Transport Services	693,602	76,747
Union Pacific	766,119	124,096
		200,843
Total Industrials & Business Services		1,595,072
INFORMATION TECHNOLOGY 16.3%
Communications Equipment 0.7%
Cisco Systems	1,818,360	89,845
		89,845
Electronic Equipment, Instruments & Components 1.2%
Amphenol, Class A	659,516	63,643
TE Connectivity	949,500	88,475
		152,118

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

IT Services 6.4%
Accenture, Class A	1,085,252	208,748
Automatic Data Processing	565,404	91,267
Fidelity National Information Services	1,226,247	162,797
Visa, Class A	2,054,198	353,343
		816,155
Semiconductors & Semiconductor Equipment 1.9%
Microchip Technology (1)	730,892	67,907
Texas Instruments	1,331,972	172,144
		240,051
Software 4.0%
Microsoft	3,676,732	511,176
		511,176
Technology Hardware, Storage & Peripherals 2.1%
Apple	1,207,010	270,334
		270,334
Total Information Technology		2,079,679
MATERIALS 5.2%
Chemicals 3.2%
Air Products & Chemicals	708,618	157,214
Ecolab	108,444	21,476
Linde	377,842	73,196
PPG Industries	132,532	15,706
RPM International	1,201,154	82,651
Sherwin-Williams	99,274	54,588
		404,831
Containers & Packaging 2.0%
Avery Dennison	686,050	77,915
Ball	2,487,370	181,105
		259,020
Total Materials		663,851

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 2.6%
Equity Real Estate Investment Trusts 2.6%
American Tower, REIT	707,252	156,395
Crown Castle International, REIT	897,997	124,830
Equity Residential, REIT	577,636	49,827
Total Real Estate		331,052
UTILITIES 5.1%
Electric Utilities 1.9%
Eversource Energy	840,011	71,796
NextEra Energy	705,754	164,434
		236,230
Gas Utilities 1.1%
Atmos Energy	1,211,904	138,024
		138,024
Multi-Utilities 1.5%
DTE Energy	388,460	51,650
Sempra Energy	969,802	143,152
		194,802
Water Utilities 0.6%
American Water Works	655,400	81,420
		81,420
Total Utilities		650,476
Total Common Stocks (Cost $7,523,804)		12,080,821

SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 5.4%
T. Rowe Price Government Reserve Fund, 2.00% (2)(3)	690,298,039	690,298
Total Short-Term Investments (Cost $690,298)		690,298

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.0%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 2.07% (2)(3)	6,181,166	61,812
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		61,812
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 2.07% (2)(3)	7,107,420	71,074
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		71,074
Total Securities Lending Collateral (Cost $132,886)		132,886

Total Investments in Securities 101.2%
(Cost $8,346,988)		$12,904,005
Other Assets Less Liabilities (1.2)%		(153,660)
Net Assets 100.0%		$12,750,345

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2019.
(2) Seven-day yield
(3) Affiliated Companies
CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$10,082
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$10,082+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$452,156		¤	¤	$690,298
T. Rowe Price Short-Term
Fund	152,031		¤	¤	132,886
					$823,184^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10,082 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $823,184.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE DIVIDEND GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE DIVIDEND GROWTH FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$11,822,251	$258,570	$—	$12,080,821
Short-Term Investments	690,298	—	—	690,298
Securities Lending Collateral	132,886	—	—	132,886
Total	$12,645,435	$258,570	$—	$12,904,005